Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	TANAKA FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001051219
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	tgfrx
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2016
Prospectus Date	rr_ProspectusDate	Apr. 01, 2016
TANAKA Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	This section provides you with an overview of the Fund, including investment objectives, fees and expenses, and historical performance information.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fees (as a percentage of amount redeemed within 5 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Maximum Account Fee	rr_MaximumAccountFee	$ 8	[1]
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution/Service Fee (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.95%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Operating Expenses Before Fee Waivers and/or Recoupment	rr_ExpensesOverAssets	2.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Operating Expenses After Fee Waiver and/or Recoupment	rr_NetExpensesOverAssets	2.44%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.05% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.05%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	$ 247
- 3 Years -	rr_ExpenseExampleYear03	761
- 5 Years -	rr_ExpenseExampleYear05	1,301
- 10 Years -	rr_ExpenseExampleYear10	$ 2,776
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs the following principal investment strategies:

- Normally investing in common stocks and other equity securities of small, medium and large capitalization companies.

- Investing up to 45% of its net assets, measured at the time of investment, in foreign securities, including multinational and emerging market securities. The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund.

- Investing in issues which the Fund's investment Advisor believes have superior capital growth potential. Companies that meet or exceed specific criteria established by the investment manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the manager’s investment criteria.

While the Fund usually will diversify its investments across a range of industry sectors, certain sectors are likely to be overweighted compared to others, because the Advisor actively seeks the best investment opportunities regardless of sector. For example, the Fund may be overweighted at times in the financial services, technology and/or pharmaceutical/health care sectors. The sectors in which the Fund may be overweighted will vary at different points in an economic cycle.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the following principal investment risks:

Management Risk - The Advisor's growth-oriented investment approach may fail to produce the intended results.

Smaller Company Risk - To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:

- The earnings and prospects of smaller companies are more volatile than larger companies.

- Smaller companies may experience higher failure rates than do larger companies.

- The trading volume of securities of smaller companies is normally less than that of larger companies and,

- therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

- Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Single Company Investment Risk - Because the Fund may invest a larger portion of its assets in one or more companies than would a more diversified fund, the value of the Fund may disproportionately decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

Market Risk – Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

Foreign Risk - To the extent the Fund invests in foreign securities, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets historically have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

Non-Diversification Risk - As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

Sector Risk - If the Fund's portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent the Fund is overweighted in the financial services sector, the technology sector or the pharmaceutical/health care sector, it will be affected by developments affecting the applicable sector. All three sectors are subject to changing government regulations that may limit profits and restrict services offered. Companies in these sectors also may be significantly affected by intense competition. In addition, the profitability of companies in the financial services industries can be significantly affected by the cost of capital and changes in interest rates, and technology and pharmaceutical/health care products may be subject to rapid obsolescence.

Volatility Risk - Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

Additional Risk Considerations - An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right For You?

The Fund may be suitable for:

- long-term investors seeking a fund with a growth investment strategy;

- investors who can tolerate the greater risks associated with common stock investments;

- investors willing to accept the greater market price fluctuations of smaller companies;

- investors who can tolerate the increased risks of foreign and emerging market securities; or

- investors who can tolerate the increased risks and price fluctuations associated with a non-diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns will vary and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.tanaka.com and by calling toll-free 877-4 TANAKA.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-482-6252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tanaka.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL RETURNS (FOR CALENDER YEARS ENDING ON DEC. 31)
Annual Return 2006	rr_AnnualReturn2006	9.17%
Annual Return 2007	rr_AnnualReturn2007	13.98%
Annual Return 2008	rr_AnnualReturn2008	(49.68%)
Annual Return 2009	rr_AnnualReturn2009	51.26%
Annual Return 2010	rr_AnnualReturn2010	6.34%
Annual Return 2011	rr_AnnualReturn2011	(10.44%)
Annual Return 2012	rr_AnnualReturn2012	22.44%
Annual Return 2013	rr_AnnualReturn2013	31.74%
Annual Return 2014	rr_AnnualReturn2014	6.69%
Annual Return 2015	rr_AnnualReturn2015	12.18%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown, the highest return for a quarter was 27.45% (2nd quarter, 2009) and the lowest return was -32.77% (4th quarter, 2008).

*2012 includes the effect of one-time class action litigation settlements accruing to the Fund. If those settlements were not included, performance would have been lower.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.77%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING ON DEC. 31 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns for the Fund's Class R Shares (for periods ending on December 31, 2015)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The above performance includes the effect of one-time class action litigation settlements accruing to the Fund in 2012. If those settlements were not included, performance would have been lower.

TANAKA Growth Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	11.56%
10 Years	rr_AverageAnnualReturnYear10	5.69%
TANAKA Growth Fund | After Taxes on Distributions | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	11.56%
10 Years	rr_AverageAnnualReturnYear10	5.69%
TANAKA Growth Fund | After Taxes on Distributions and Sales | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.89%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	4.57%
TANAKA Growth Fund | Russell 3000 Growth Index (reflects no deduction for fee, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.09%
5 Years	rr_AverageAnnualReturnYear05	13.29%
10 Years	rr_AverageAnnualReturnYear10	8.49%
TANAKA Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.56%
10 Years	rr_AverageAnnualReturnYear10	7.30%
TANAKA Growth Fund | NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.73%
5 Years	rr_AverageAnnualReturnYear05	13.54%
10 Years	rr_AverageAnnualReturnYear10	8.54%

[1]	Applies to accounts with a balance of less than $1,000. This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see Account Servicing Fee on page [11] of the Prospectus.
[2]	The Advisor has contractually agreed to waive its fees and/or reimburse the fund for expenses to the extent necessary to maintain the Fund's expense ration at 2.45%, exclusive of certain exempted expenses. The expense waiver expires in November 30, 2016, but is generally renewed for an additional year, each December.